Inventory - Schedule of Major Classes of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,853	$ 2,359	$ 376
Work in progress	8,117	5,902	460
Finished goods	7,100	4,057	5,016
Inventory, gross	18,070	12,318	5,852
Less: inventory reserves	(130)	(48)	(4)
Inventory, net	17,940	12,270	5,848
Inventory	14,715	9,549	3,850
Inventory, net of current portion	$ 3,225	$ 2,721	$ 1,998